RELATED PARTY DISCLOSURE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits		$ 5,710	$ 5,103
Fees		677	662
Stock-based compensation		6,242	18,487
Post-employment benefits		59	57
Total remuneration		12,688	24,309
Changes in fair value of cash-settled plans		$ (6,700)	$ 13,400
Related parties
Disclosure of transactions between related parties [line items]
Services received, related party transactions	$ 500